SHAREHOLDERS' EQUITY - Schedule of Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	1,108,652
Granted (in shares)	386,219
Exercised (in shares)	(213,951)
Cancelled (in shares)	(1,007)
Forfeited (in shares)	(99,941)
Ending balance (in shares)	1,179,972	1,108,652
Exercisable (in shares)	436,520,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 21,200
Granted (in usd per share)	13,900
Exercised (in usd per share)	3,580
Cancelled (in usd per share)	27,760
Forfeited (in usd per share)	430
Ending balance (in usd per share)	23,760	$ 21,200
Exercisable (in usd per share)	$ 57,660
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted- average remaining contractual term (in years)	4 years 3 months 21 days	4 years 5 months 1 day
Exercisable	2 years 10 months 24 days
Aggregate intrinsic value
Intrinsic value, outstanding	$ 200,905	$ 313,083
Intrinsic value, exercisable	$ 60,737